Derviative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2021
Derviative Financial Liability [Abstract]
Schedule of illustrates the movement on the warrants
	2021	2020
	USD ‘000	USD ‘000
Fair value of Warrants at the beginning of the period / Initial recognition of Warrants at the close of the Business Combination	13,628	9,210
Change in fair value for the year	(690)	4,418
Fair value of Warrants at the end of the year	12,938	13,628